Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	LAC
Entity Registrant Name	LITHIUM AMERICAS CORP.
Entity Central Index Key	0001440972
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	89,843,282
Entity File Number	001-38350
Entity Address, Address Line One	900 West Hastings Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Vancouver
Entity Address, State or Province	British Columbia
Entity Address, Country	Canada
Entity Address, Postal Zip Code	V6C 1E5
City Area Code	778
Local Phone Number	656-5820
Entity Tax Identification Number	000000000